Provision for Contingencies - Additional Information (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Provision for contingencies		R$ 5,038,720	R$ 1,368,435	R$ 1,129,074
Contingent liabilities with possible unfavorable outcome		30,080,186	26,420,386
Adjusted amount of contracted bonds and guarantee insurances		13,750,739	14,847,243
ANATEL
Loss Contingencies [Line Items]
Aggregate amount of the contingencies for claims	R$ 14,500,000
Provision for contingencies		580,000
INSS (joint liability, fees, and severance pay)
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome		695,249	573,619
Federal Taxes
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome		10,862,077	10,483,828
State VAT (ICMS)
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome		12,523,402	11,730,162
Tax on services (ISS)
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome		R$ 3,505,366	R$ 3,387,630
Eligible claims | ANATEL
Loss Contingencies [Line Items]
Aggregate amount of the contingencies for claims	8,400,000
Non-liquid claims | ANATEL
Loss Contingencies [Line Items]
Aggregate amount of the contingencies for claims	R$ 6,100,000